EQUITY FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

SUPPLEMENT DATED MARCH 5, 2012 TO

PROSPECTUS DATED JULY 31, 2011

The following replaces the paragraph under “MANAGEMENT — Investment Adviser and Portfolio Manager” on page 5 of the Prospectus:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Enhanced Large Cap Fund. Alex Ryer and Mark C. Sodergren, each Vice Presidents of Northern Trust Investments, Inc., have been managers of the Fund since August 2010 and July 31, 2011, respectively.

The following replaces the paragraph under “MANAGEMENT — Investment Adviser and Portfolio Manager” on page 20 of the Prospectus:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Large Cap Value Fund. Douglas McEldowney, Donna Renaud and Betsy Turner, each a Senior Vice President of Northern Trust Investments, Inc., have been managers of the Fund since August 2008, March 2007 and January 2004, respectively.

The following replaces the second and seventh paragraphs under “FUND MANAGEMENT” on page 35 of the Prospectus:

The managers for the Enhanced Large Cap Fund are Alex Ryer and Mark C. Sodergren, each a Vice President of Northern Trust Investments, Inc. Mr. Ryer has been manager since August 2010 and Mr. Sodergren since July 31, 2011. Mr. Ryer joined Northern Trust Investments, Inc. in 2005 and is a member of the quantitative active team responsible for research and implementation of several quantitative equity strategies. Mr. Ryer is also a co-manager of the Small Cap Core Fund. Mr. Sodergren joined Northern Trust Investments, Inc. in 2007 and is the head of the quantitative equity portfolio management team and responsible for research and implementation of several quantitative equity strategies. Prior to this, Mr. Sodergren was a portfolio manager at Barclays Global Investors focused on active US large cap strategies.

The managers for the Large Cap Value Fund are Douglas McEldowney, Donna Renaud and Betsy Turner, each a Senior Vice President of Northern Trust Investments, Inc. Mr. McEldowney has been manager since August 2008, Ms. Renaud since March 2007 and Ms. Turner since January 2004. Mr. McEldowney joined Northern Trust Investments, Inc. in 2006, Ms. Renaud joined in August 2004, and Ms. Turner joined in May 2000. Since joining Northern Trust Investments, Inc., each portfolio manager has managed various equity and fixed-income portfolios. From 2003 to 2006, Mr. McEldowney served as a portfolio manager at Franklin Templeton.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	EQTY SPT (03/12)

NORTHERN FUNDS PROSPECTUS

NORTHERN FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Supplement dated March 5, 2012 to Statement of Additional Information dated July 31, 2011

1.	The disclosure as to the portfolio managers of the Enhanced Large Cap Fund and Large Cap Value Fund in the table under the section entitled “PORTFOLIO MANAGERS” beginning on page 89 is replaced with the following disclosure:

Fund	Portfolio Manager(s)
Enhanced Large Cap Fund	Alex Ryer and Mark C. Sodergren
Large Cap Value Fund	Donna Renaud, Douglas McEldowney and Betsy Turner

2.	Effective March 2, 2012, Joseph E. Wolfe is no longer a portfolio manager of the Enhanced Large Cap Fund. All references to Mr. Wolfe in the Statement of Additional Information are hereby deleted. Effective February 29, 2012, Stephen G. Atkins is no longer a portfolio manager of the Large Cap Value Fund. All references to Mr. Atkins in the Statement of Additional Information are hereby deleted.